FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2020
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.31%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	23.14%
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	1.90%
Probable | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	5.1967
Probable | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6.3756
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.39%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	28.93%
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	2.38%
25% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	6.4959
25% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	7.9695
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.47%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	34.71%
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	2.85%
50% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	7.7951
50% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	9.5634